Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 to 20
Buildings [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20~50
Machinery [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3~10
Other property, plant and equipment [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3~6